Capital management	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Capital management
37.	Capital management

The Group manages its capital to ensure that entities in the Group will be able to continue as a going concern while maximizing the return to shareholders through the optimization of the balance between debt and equity.

The Group reviews the capital structure on an ongoing basis. As part of this review, the directors consider the cost of capital and the risks associated with each class of capital. The Group will balance its overall capital structure through the payment of dividends, new share issues and the issue of new debt or the repayment of existing debt.

The Group’s overall strategy remains unchanged from 2017.

The Group monitors capital using the liabilities to assets ratio, the percentages of which as of December 31, 2017 and 2018 were as follows:

	December 31, 2017	December 31, 2018	December 31, 2018
	NT$000	NT$000	US$000
Total liabilities	15,138,993	15,112,545	493,713

Total assets	33,259,942	33,133,718	1,082,448

Liabilities to assets ratio	45.52%	45.61%	45.61%